Schedule of former stock option plan, stock option plan and compensation plan (Details) - Option Plan [Member]	12 Months Ended
Dec. 31, 2021 Numbers R$ / shares shares
IfrsStatementLineItems [Line Items]
Granted	3,179
Number of options, Exercised	(1,468)
Number of options, Cancelled | shares	(230)
Number of options, Expired | shares	(69)
Number of options, Outstanding	1,412
Series B 4 [Member]
IfrsStatementLineItems [Line Items]
Grant date	May 31, 2018
1st date of exercise	May 31, 2021
Exercise price at the grant date | R$ / shares	R$ 0.01
Granted	594
Number of options, Exercised	(528)
Number of options, Cancelled | shares	(49)
Number of options, Expired | shares	(17)
Series C 5 [Member]
IfrsStatementLineItems [Line Items]
Grant date	May 31, 2018
1st date of exercise	May 31, 2021
Exercise price at the grant date | R$ / shares	R$ 15.42
Granted	594
Number of options, Exercised	(482)
Number of options, Cancelled | shares	(60)
Number of options, Expired | shares	(52)
Series B 6 [Member]
IfrsStatementLineItems [Line Items]
Grant date	May 31, 2019
1st date of exercise	May 31, 2022
Exercise price at the grant date | R$ / shares	R$ 0.01
Granted	462
Number of options, Exercised	(129)
Number of options, Cancelled | shares	(33)
Number of options, Outstanding	300
Series C 6 [Member]
IfrsStatementLineItems [Line Items]
Grant date	May 31, 2019
1st date of exercise	May 31, 2022
Exercise price at the grant date | R$ / shares	R$ 17.39
Granted	359
Number of options, Exercised	(122)
Number of options, Cancelled | shares	(42)
Number of options, Outstanding	195
Series B 7 [Member]
IfrsStatementLineItems [Line Items]
Grant date	Jan. 31, 2021
1st date of exercise	May 31, 2023
Exercise price at the grant date | R$ / shares	R$ 0.01
Granted	673
Number of options, Exercised	(103)
Number of options, Cancelled | shares	(23)
Number of options, Outstanding	547
Series C 7 [Member]
IfrsStatementLineItems [Line Items]
Grant date	Jan. 31, 2021
1st date of exercise	May 31, 2023
Exercise price at the grant date | R$ / shares	R$ 12.60
Granted	497
Number of options, Exercised	(104)
Number of options, Cancelled | shares	(23)
Number of options, Outstanding	370